Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes (Abstract)
Income Taxes
15.         Income Taxes:

a) Taxation on Marshall Islands Registered Companies

Under the laws of the countries of the companies' incorporation and/or vessels' registration, the companies are not subject to tax on international shipping income. However, they are subject to registration and tonnage taxes, which have been included under "Vessel operating expenses" in the accompanying statements of operations.

b) Taxation on US Source Income - Shipping Income

The Company believes that it and its subsidiaries are exempt from U.S. federal income tax at 4% on U.S. source shipping income, as each vessel-operating subsidiary is organized in a foreign country that grants an equivalent exemption to corporations organized in the United States and the Company's stock is primarily and regularly traded on an established securities market in the United States, as defined by the Internal Revenue Code (IRS) of the United States.  Under IRS regulations, a Company's stock will be considered to be regularly traded on an established securities market if (i) one or more classes of its stock representing 50% or more of its outstanding shares, by voting power and value, is listed on the market and is traded on the market, other than in minimal quantities, on at least 60 days during the taxable year; and (ii) the aggregate number of shares of stock traded during the taxable year is at least 10% of the average number of shares of the stock outstanding during the taxable year.